FAIR VALUE MEASUREMENTS (Details 2) - Non-recurring basis - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 623,500	$ 1,042,087
Unobservable Inputs | Foreclosed assets | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	623,500	1,042,087
Unobservable Inputs | Foreclosed assets | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	19,000
Unobservable Inputs | Foreclosed assets | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 604,500	$ 1,042,087
Unobservable Inputs | Foreclosed assets | Real estate | Construction and land | Sales Comparison | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustment for difference between comparable sales	(29.00%)	(10.00%)
Unobservable Inputs | Foreclosed assets | Real estate | Construction and land | Sales Comparison | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustment for difference between comparable sales	5.00%	30.00%
Unobservable Inputs | Foreclosed assets | Real estate | Construction and land | Sales Comparison | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustment for difference between comparable sales	(8.90%)	10.30%
Unobservable Inputs | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 777,582	$ 2,050,804
Unobservable Inputs | Impaired loans | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	498,895	2,050,804
Unobservable Inputs | Impaired loans | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 140,500	$ 707,838
Unobservable Inputs | Impaired loans | Real estate | One-to-four family | Sales Comparison | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustment for difference between comparable sales	(19.00%)	(23.00%)
Unobservable Inputs | Impaired loans | Real estate | One-to-four family | Sales Comparison | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustment for difference between comparable sales	(7.00%)	13.00%
Unobservable Inputs | Impaired loans | Real estate | One-to-four family | Sales Comparison | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustment for difference between comparable sales	(13.00%)	(7.20%)
Unobservable Inputs | Impaired loans | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 358,395	$ 1,342,966
Unobservable Inputs | Impaired loans | Real estate | Commercial | Sales Comparison
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 88,000
Unobservable Inputs | Impaired loans | Real estate | Commercial | Sales Comparison | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustment for difference between comparable sales	9.00%
Unobservable Inputs | Impaired loans | Real estate | Commercial | Sales Comparison | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustment for difference between comparable sales	16.00%
Unobservable Inputs | Impaired loans | Real estate | Commercial | Sales Comparison | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjustment for difference between comparable sales	12.80%
Unobservable Inputs | Impaired loans | Real estate | Commercial | Income Approach
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 270,395
Investment Capitalization Rates	9.00%
Unobservable Inputs | Impaired loans | Real estate | Commercial | Income Approach | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Capitalization Rates		3.00%
Unobservable Inputs | Impaired loans | Real estate | Commercial | Income Approach | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Capitalization Rates		27.00%
Unobservable Inputs | Impaired loans | Real estate | Commercial | Income Approach | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Capitalization Rates	9.00%	12.30%
Unobservable Inputs | Impaired loans | Commercial business
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 239,062
Unobservable Inputs | Impaired loans | Commercial business | Fair Value of Collateral
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 121,094
Unobservable Inputs | Impaired loans | Commercial business | Fair Value of Collateral | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount for type of business assets	0.00%
Unobservable Inputs | Impaired loans | Commercial business | Fair Value of Collateral | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount for type of business assets	10.00%
Unobservable Inputs | Impaired loans | Commercial business | Fair Value of Collateral | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount for type of business assets	7.00%